Performance Management	Dec. 31, 2024
Capital Group California Core Municipal Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by calling the fund’s transfer agent at (800) 421-4996.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Bar Chart [Heading]	Calendar year total returns for fund shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest  5.06% (quarter ended December 31, 2023)

Lowest  -3.87% (quarter ended March 31, 2022)

The fund's total return for the nine months ended September 30, 2024, was 2.25%.

Year to Date Return, Label [Optional Text]	The fund's total return for the nine months ended
Bar Chart, Year to Date Return	2.25%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	5.06%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(3.87%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Market Index Changed	Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg California Short-Intermediate Municipal Index (the “Previous Primary Benchmark”) to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).
Performance [Table]

Average annual total returns For the periods ended December 31, 2023:
	Inception date	1 year	5 years	10 years	Lifetime
− Before taxes	4/13/2010	3.79%	1.60%	1.92%	2.17%
− After taxes on distributions		3.79	1.51	1.87	N/A
− After taxes on distributions and sale of fund shares		3.09	1.58	1.88	N/A

Indexes*	1 year	5 years	10 years	Lifetime
Bloomberg Municipal Bond Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	6.40%	2.25%	3.03%	3.33%
Bloomberg California Short-Intermediate Municipal Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	4.19	1.63	1.85	2.32
The fund’s annualized 30-day yield at October 31, 2024: 2.71% (For current yield information, please call the fund’s transfer agent at (800) 421-4996.)

* Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg California Short-Intermediate Municipal Index (the “Previous Primary Benchmark”) to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2023:
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).

Thirty Day Yield Caption [Optional Text]	The fund’s annualized 30-day yield at October 31, 2024:
Thirty Day Yield Phone	(800) 421-4996
Thirty Day Yield	2.71%
Performance Availability Phone [Text]	(800) 421-4996
Capital Group California Short-Term Municipal Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by calling the fund’s transfer agent at (800) 421-4996.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Bar Chart [Heading]	Calendar year total returns for fund shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest  3.31% (quarter ended December 31, 2023)

Lowest  -2.86% (quarter ended March 31, 2022)

The fund's total return for the nine months ended September 30, 2024, was 2.50%.

Year to Date Return, Label [Optional Text]	The fund's total return for the nine months ended
Bar Chart, Year to Date Return	2.50%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	3.31%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(2.86%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Market Index Changed	Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg California Short Municipal Index (the “Previous Primary Benchmark”) to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).
Performance [Table]

Average annual total returns For the periods ended December 31, 2023:
	Inception date	1 year	5 years	10 years	Lifetime
− Before taxes	4/13/2010	2.82%	1.04%	0.97%	1.12%
− After taxes on distributions		2.82	1.00	0.95	N/A
− After taxes on distributions and sale of fund shares		2.44	1.07	1.01	N/A

Indexes*	1 year	5 years	10 years	Lifetime
Bloomberg Municipal Bond Index (reflects no deductions for account fees or U.S. federal income taxes)	6.40%	2.25%	3.03%	3.33%
Bloomberg California Short Municipal Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	3.39	1.25	1.18	1.46%
The fund’s annualized 30-day yield at October 31, 2024: 2.59% (For current yield information, please call the fund’s transfer agent at (800) 421-4996.)

* Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg California Short Municipal Index (the “Previous Primary Benchmark”) to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2023:
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).

Thirty Day Yield Caption [Optional Text]	The fund’s annualized 30-day yield at October 31, 2024:
Thirty Day Yield Phone	(800) 421-4996
Thirty Day Yield	2.59%
Performance Availability Phone [Text]	(800) 421-4996